FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

FASB Accounting Standards Codification ("ASC") No. 820, "Fair Value Measurements and Disclosures" defines fair value and establishes a framework for measuring fair value. According to ASC No. 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

 Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

 Level 2: Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

 Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company measures the contingent payment obligations payable, if any, in connection with acquisitions ("Contingent Considerations"), foreign currency derivative contracts and other derivative instruments at fair value. Foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Contingent Considerations related to acquisitions and liabilities presented at fair value are classified within Level III as the valuation inputs are based on significant inputs not observable in the market. See also note 5 below.

There have been no transfers between fair value measurements levels during the six months ended June 30, 2015.

The below table sets forth the Company's assets and liabilities that were measured at fair value as of June 30, 2015 and December 31, 2014 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of June 30, 2015 (unaudited)
	Level 1	Level 2	Level 3	Total

Assets:
Foreign exchange contracts	$-	$87	$-	$87

Liabilities:
Contingent Consideration related to acquisitions	-	-	4,178	4,178
Liabilities presented at fair value	-	-	965	965

Total liabilities	-	-	5,143	$5,143

	December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent Consideration related to acquisitions	$-	$-	$4,486	$4,486
Foreign exchange contracts	-	196	-	196
Liabilities presented at fair value	-	-	906	906

Total liabilities	$-	$196	$5,392	$5,588

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2015	$5,392
Acquisition	1,616
Cash settlements	(2,054)
Changes in fair value recognized in expenses	59
Accretion of payment obligation	130

Total fair value as of June 30, 2015 (unaudited)	$5,143